Income taxes- Deferred Tax Assets And Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Fixed assets		$ 41,677
Postretirement and other employee benefits	$ 19,392	32,275
Foreign tax credit and other carryforwards	175,229	153,169
Capitalized research and experimental costs	9,417	18,146
Environmental reserves	493	4,237
Inventory	7,933	15,227
Original issue discount	2,603	6,461
Long-term contract option amortization	1,204	2,074
Provision for rationalization charges	502	7,498
Other	1,536	3,391
Total gross deferred tax assets	218,309	284,155
Less: valuation allowance	(150,839)	(244,841)
Total deferred tax assets	67,470	39,314
Deferred tax liabilities:
Fixed assets	68,098	47,346
Debt discount amortization / Deferred financing fees	3,191	6,544
Inventory	5,128	3,482
Goodwill and acquired intangibles		2,295
Other	2,031	2,751
Total deferred tax liabilities	78,448	62,418
Net deferred tax liability	$ (10,978)	$ (23,104)